497(e)
                                                                        33-31131

AXA Equitable Life Insurance Company

SUPPLEMENT DATED APRIL 13, 2009 TO THE OCTOBER 9, 2008 PROSPECTUSES, AS PREVIOUSLY SUPPLEMENTED FEBRUARY 17, 2009, FOR ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R) PLUS(SM) AND
ACCUMULATOR(R) SELECT (SM)

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This supplement modifies certain information in each above-referenced
Prospectus and Statement of Additional Information dated October 9, 2008, as previously supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

A. The following information replaces information already in the state table in "Appendix VI ("Appendix V" for Accumulator(R) Select (SM)) -- State contract availability and/or variations of certain features and benefits" of the Prospectus, as noted:


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State        Features and Benefits                                              Availability or Variation
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
WASHINGTON   "Greater of 5% Roll-Up to age 85 or Annual Ratchet to age          All references to this feature are deleted in their
             85 enhanced death benefit"                                         entirety.

                                                                                You have the choice of the following guaranteed
                                                                                minimum death benefits: the Annual Ratchet to age 85
                                                                                or the Standard death benefit.

             See "Guaranteed minimum death benefit charge" in "Fee              This section of the Appendix is deleted in its
             table" and in "Charges and expenses"                               entirety. Please see the body of the Prospectus for
                                                                                information concerning this feature.

             See "Guaranteed minimum death benefit and Guaranteed               This section of the Appendix is deleted in its
             minimum income benefit base" in "Contract features and             entirety. Please see the body of the Prospectus for
             benefits"                                                          information concerning this feature.

             See "Roll-up benefit base reset" in "Contract features and         This section of the Appendix is deleted in its
             benefits"                                                          entirety. Please see the body of the Prospectus for
                                                                                information concerning this feature.

             See "How withdrawals affect your Guaranteed minimum                The first sentence of the third paragraph is
             income benefit, Guaranteed minimum death benefit and               replaced with the following:
             Principal guarantee benefits" in "Accessing your money"
                                                                                With respect to the Guaranteed minimum income
                                                                                benefit, withdrawals (including any applicable
                                                                                withdrawal charges) will reduce the 5% Roll-Up to
                                                                                age 85 benefit base on a dollar-for-dollar basis, as
                                                                                long as the sum of the withdrawals in a contract
                                                                                year is 5% or less of the 5% Roll-Up benefit base on
                                                                                the contract issue date or the most recent contract
                                                                                date anniversary, if later.

             See "Guaranteed minimum death benefit" in                          You have a choice of the standard death benefit or
             "Contract features and benefits"                                   the Annual Ratchet to age 85 enhanced death benefit.
                                                                                The Standard death benefit and the Annual Ratchet to
                                                                                age 85 enhanced death benefit may be combined with
                                                                                the Guaranteed minimum income benefit.
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

 Accumulator(R) is issued by and is a registered service mark of AXA Equitable
     Life Insurance Company (AXA Equitable). Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Select(SM), and Accumulator(R) Elite(SM) are
 servicemarks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas,
                               New York, NY 10104.
    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.
                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

IM-09-48 (3/09)
8.2/NB                                                 Catalog No. 142485 (3/09)
                                                                          x02644